Income/(loss) per share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income/(loss) per share
Basic loss per share	$ 0.11	$ (0.36)	$ 0.2	$ (5.03)
Diluted loss per share	$ 0.1	$ (0.36)	$ 0.2	$ (5.03)
Income/(loss) for the period	$ 32.3	$ (124.3)	$ 63.0	$ (1,681.6)
Exclude: loss for the period attributable to non-controlling interests	3.1	3.2	5.5	7.2
Income/(loss) for the period attributable to owners of the Company	$ 35.4	$ (121.1)	$ 68.5	$ (1,674.4)
Weighted average number of ordinary shares outstanding, diluted	335,515,000	333,065,000	334,563,000	332,846,000
Weighted average number of potential ordinary shares, dilutive	4,640,000	0	5,197,000	0
Weighted average number of potential ordinary shares, antidilutive		765,000		893,000